SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, BALANCE SHEETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 570,000,000	$ 904,000,000	$ 475,000,000	$ 252,000,000
Due from affiliates	38,000,000	4,000,000
Deferred income taxes	305,000,000	301,000,000
Other current assets	293,000,000	208,000,000
Total current assets	4,184,000,000	3,997,000,000
Investments in subsidiaries	2,848,000,000	1,575,000,000
Due from affiliaties	188,000,000	14,000,000
Other assets	561,000,000	635,000,000
Total assets	39,732,000,000	37,244,000,000	36,499,000,000
LIABILITIES AND EQUITY
Current portion of long-term debt	469,000,000	1,147,000,000
Due to affiliaties	2,000,000	0
Other current liabilities	649,000,000	515,000,000
Long-term debt	12,167,000,000	11,253,000,000
Total current liabilities	5,069,000,000	4,369,000,000
Other long-term liabilities	1,104,000,000	1,169,000,000
Total shareholders' equity	11,326,000,000	11,008,000,000
Total liabilities and equity	39,732,000,000	37,244,000,000
Parent Company [Member]
ASSETS
Cash and cash equivalents	3,000,000	6,000,000	18,000,000	11,000,000
Due from affiliates	101,000,000	132,000,000
Deferred income taxes	398,000,000	170,000,000
Other current assets	15,000,000	16,000,000
Total current assets	517,000,000	324,000,000
Investments in subsidiaries	14,557,000,000	13,866,000,000
Due from affiliaties	174,000,000	802,000,000
Deferred Tax Assets	1,544,000,000	1,466,000,000
Other assets	631,000,000	555,000,000
Total assets	17,423,000,000	17,013,000,000
LIABILITIES AND EQUITY
Current portion of long-term debt	0	800,000,000
Due to affiliaties	338,000,000	273,000,000
Income taxes payable	93,000,000	64,000,000
Other current liabilities	271,000,000	276,000,000
Long-term debt	4,666,000,000	4,117,000,000
Total current liabilities	702,000,000	1,413,000,000
Due to affiliates	230,000,000	0
Other long-term liabilities	499,000,000	475,000,000
Total shareholders' equity	11,326,000,000	11,008,000,000
Total liabilities and equity	$ 17,423,000,000	$ 17,013,000,000